FINANCIAL INSTRUMENTS	6 Months Ended	12 Months Ended
	May 31, 2021	Nov. 30, 2020
Investments, All Other Investments [Abstract]
FINANCIAL INSTRUMENTS
26.	FINANCIAL INSTRUMENTS

The Company is exposed to risks that arise from its use of financial instruments. This note describes the Company’s objectives, policies and processes for managing those risks and the methods used to measure them.

i)	Currency Risk

The Company held its cash balances within banks in Canada in both U.S. dollars and Canadian dollars, with banks in the U.S. in U.S. dollars, and with banks in South Africa in U.S. dollars and South African rand. The Company’s operations are conducted in the U.S. and South Africa. The value of the South African rand against the U.S. dollar may fluctuate with the changes in economic conditions.

During the six months ended May 31, 2021, in comparison to the prior year period, the U.S. dollar strengthened in relation to the South African rand, and upon the translation of the Company’s subsidiaries’ revenues, expenses, assets and liabilities held in South African rand, respectively. As a result, the Company recorded a translation adjustment gain of $0.2 million and $0.1 million primarily related to the South African rand during the six months ended May 31, 2021 and 2020, respectively. The Company recorded a translation adjustment gain/(loss) of $0.1 and $0.1 million primarily related to the South African rand during the three months ended May 31, 2021 and 2020, respectively.

The Company’s South African subsidiary revenues, cost of goods sold, operating costs and capital expenditures are denominated in South African rand. Consequently, fluctuations in the U.S. dollar exchange rate against the South African rand increases the volatility of sales, cost of goods sold and operating costs and overall net earnings when translated into U.S. dollars. The Company is not using any forward or option contracts to fix the foreign exchange rates. Using a 10% fluctuation in the U.S. exchange rate, the impact on the loss and stockholders’ equity is not material.

ii)	Credit Risk

Credit risk is the risk that one party to a financial instrument will cause a financial loss for the other party by failing to discharge an obligation. The financial instruments that potentially subject the Company to credit risk consist of cash and accounts receivable. The Company maintains cash with high credit quality financial institutions located in the U.S. and South Africa. The Company maintains cash and cash equivalent balances with financial institutions in the U.S. in excess of amounts insured by the Federal Deposit Insurance Corporation.

The Company provides credit to its customers in the normal course of its operations. It carries out, on a continuing basis, credit checks on its customers.

23.	FINANCIAL INSTRUMENTS

The Company is exposed to risks that arise from its use of financial instruments. This note describes the Company’s objectives, policies and processes for managing those risks and the methods used to measure them.
i)	Currency Risk

The Company held its cash balances within banks in Canada in both U.S. dollars and Canadian dollars, with banks in the U.S. in U.S. dollars, and with banks in South Africa in U.S. dollars and South African rand. The Company’s operations are conducted in the U.S. and South Africa. The value of the South African rand against the U.S. dollar may fluctuate with the changes in economic conditions.

During the year ended November 30, 2020, in comparison to the prior year period, the U.S. dollar strengthened in relation to the South African rand, and upon the translation of the Company’s subsidiaries’ revenues, expenses, assets and liabilities held in South African rand, respectively. As a result, the Company recorded a translation adjustment gain of $66,545 and a loss $4,115 primarily related to the South African rand during the years ended November 30, 2020 and 2019, respectively.

The Company’s South African subsidiary revenues, cost of goods sold, operating costs and capital expenditures are denominated in South African rand. Consequently, fluctuations in the U.S. dollar exchange rate against the South African rand increases the volatility of sales, cost of goods sold and operating costs and overall net earnings when translated into U.S. dollars. The Company is not using any forward or option contracts to fix the foreign exchange rates. Using a 10% fluctuation in the U.S. exchange rate, the impact on the loss and stockholders’ equity (deficit) is not material.

ii)	Credit Risk

Credit risk is the risk that one party to a financial instrument will cause a financial loss for the other party by failing to discharge an obligation. The financial instruments that potentially subject the Company to credit risk consist of cash and accounts receivable. The Company maintains cash with high credit quality financial institutions located in the U.S. and South Africa. The Company maintains cash and cash equivalent balances with financial institutions in the U.S. in excess of amounts insured by the Federal Deposit Insurance Corporation.

The Company provides credit to its customers in the normal course of its operations. It carries out, on a continuing basis, credit checks on its customers.

iii)	Revenue Concentration

No customer accounted for more than 10% of total revenues for the year ended November 30, 2020. During the year ended November 30, 2019, two customers represented approximately 37% of total revenues.

No customer accounted for more than 10% of total accounts receivable for the year ended November 30, 2020. The accounts receivable from two customers represent approximately 77% of accounts receivable as of November 30, 2019.

iv)	Vendor Concentration

There was no vendor concentration for the year ended November 30, 2020. During 2019, the Company purchased 100% of its BIP inventory from one supplier and Roboro, its then exclusive manufacturer/assembler in South Africa of the Byrna® HD and magazines. The Company’s operations rely significantly on these two suppliers in 2019.